Business Combination, Significant Transaction and Sale of Business	12 Months Ended
Dec. 31, 2020
Disclosure of business combinations [text block] [Abstract]
BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

NOTE 3:- BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

i.	Formula

Acquisition of Ofek Aerial Photography Ltd. (“Ofek”)

On March 13, 2020, the Company directly acquired 86.02% of the share capital of Ofek, Israel’s market leader in the fields of aerial and satellite mapping, geographic data collection and processing, and provider of services in numerous geographic applications, for a total cash consideration of NIS 27,671 (approximately $7,888), or NIS 14,303 (approximately $3,931) net of acquired cash. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. The results of Ofek’s operations have been included in the consolidated financial statements since March 2020.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$4,857
Fixed assets	3,993
Investment in company accounted for at equity method	824
Intangible assets	874
Dividend payable to former shareholder	(7,069)
Deferred tax, net	(34)
Non-controlling interests	(995)
Goodwill	1,481
Total assets acquired net of acquired cash	$3,931

ii.	Sapiens

a.	Acquisition of Thor Denmark Holding ApS and its subsidiaries (“TIA”)

On November 30, 2020 (“the TIA Acquisition Date”), Sapiens completed the acquisition of all of the outstanding shares of TIA, a leading vendor of digital software solutions. TIA offers comprehensive software solutions primarily for Property & Casualty insurers, as well as several innovative extension modules. Additionally, TIA offers a full scope of expert implementation, application management and hosting services, enabling insurers to execute their digital and business strategies. The purchase price amounted to $75,276 in cash (or $72,984 net of acquired cash), subject to net working capital adjustments. Acquisition related costs amounted to $719. The results of TIA’s operations have been included in the consolidated financial statements from the TIA Acquisition Date.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets excluding cash acquired	$4,666
Other long-term assets	4,255
Intangible assets	29,946
Goodwill	57,509
Current liabilities	(2,212)
Deferred revenues	(5,742)
Deferred tax liabilities	(7,181)
Other long-term liabilities	(8,257)
Total assets acquired, net of acquired cash	$72,948

The following table sets forth the components of intangible assets associated with the acquisition:

Developed technology	$10,517
Customer relationships	19,266
Backlog	163
Total intangible assets	$29,946

The goodwill from the acquisition of TIA is primarily attributable to potential synergy with Sapiens, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01.

b.	Acquisition of sum.cumo GmbH (“sum.cumo”)

On February 6, 2020 (the “sum.cumo Acquisition Date”), Sapiens completed the acquisition of all the outstanding shares of sum.cumo, a German company, which services insurers in the DACH region, helping them to achieve digital transformation of set up their existing business models or to design entirely new business models based on pure digital processes. sum.cumo’s experts in consulting, user experience, marketing and technology enable the region’s insurers to launch highly automated platforms well suited for e-commerce and real-time processing of transactions.

The purchase price totaled $22,487 in cash (or $21,506 net of acquired cash). At the acquisition date, the Sapiens issued an aggregate of 173,005 RSUs to certain employees of sum.cumo, valued at a total of $4,400. The value of these grants was not included in the purchase price of sum.cumo, since their vesting is subject to both continued employment and other performance criteria. In addition, sum.cumo’s senior executives have retention-based payments over three years (2020-2023) of up to approximately $2,800. These payments are subject to continued employment, and therefore were not included in the purchase price. Acquisition related costs amounted to $561. The results of sum.cumo’s operations have been included in the consolidated financial statements from the sum.cumo Acquisition Date.

The table below presents the fair value that was allocated to sum.cumo’s assets and liabilities based upon fair values as determined by the Company:

Net assets excluding cash acquired	$466
Other long-term assets
Intangible assets	9,730
Deferred tax liabilities	(3,211)
Goodwill	14,521
Total assets acquired, net of acquired cash	$21,506

The goodwill from the acquisition of sum.cumo is primarily attributable to sales growth from future products, new customers and potential synergy with Sapiens, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01.

c.	Acquisition of Delphi Technology Inc. and its subsidiary (“Delphi”)

On July 27, 2020 (the “Delphi Acquisition Date”), Sapiens completed the acquisition of Delphi, a leading vendor of software solutions for property & casualty (P&C) carriers, with a focus on the medical professional liability (MPL)/healthcare professional liability (HCPL) markets (sometimes referred to as “medical malpractice”). The total purchase price was $19,600 in cash (or $13,335 net of acquired cash). Acquisition related costs amounted to $299. The results of Delphi’s operations have been included in the consolidated financial statements from the Delphi Acquisition Date.

The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted on March 27, 2020 in the United States. On April 22, 2020, Delphi applied for such aid in the form of U.S. Small Business Administration’s Paycheck Protection Program (“PPP Loan”) in the amount of $1,546. The PPP Loan is scheduled to mature on April 22, 2022, has a 1% interest rate, and is subject to the terms and conditions applicable to all loans made pursuant to the Paycheck Protection Program as administered by the U.S. Small Business Administration under the CARES Act. The PPP Loan was applied for by Delphi prior to the acquisition by Sapiens.

The table below presents the fair value that was allocated to Delphi’s assets and liabilities based upon fair values as determined by the Company:

Net liabilities excluding cash acquired	$(6,789)
Intangible assets	7,562
Deferred tax liabilities	(2,313)
Goodwill	14,875
Total assets acquired, net of acquired cash	$13,335

The goodwill from the acquisition of Delphi is primarily attributable to potential synergy with Sapiens, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01.

d.	Acquisition of Tiful Gemel Ltd. (“Tiful Gemel”)

On June 1, 2020 (the “Tiful Gemel Acquisition Date”), Sapiens completed the acquisition of 75% of the outstanding shares of Tiful Gemel, an Israeli company which provides software solutions and managed services related to pension and provident funds in the Israeli market, for a total cash consideration of $1,281. In addition, under the share purchase agreement, Sapiens is committed to acquire the remainder of Tiful Gemel’s outstanding shares on June 1, 2023. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01.

e.	Acquisition of Cálculo S.A.U. (“Cálculo”)

On September 27, 2019 (the “Acquisition Date”), Sapiens completed the acquisition of all of the share capital of Cálculo, a Spanish-based company engaged in insurance consulting and managed services, and develops, sells and supports a proprietary core solution to the insurance Spanish market, for a total cash consideration of $5,760 (of which $5,608 were paid in September 2019, and $152 in the first quarter of 2020). In addition, the sellers and senior executives are entitled to performance-based payments relating to achievements of various targets over three years (2019-2021) of up to $1,700. Some of these payments are subject to continued employment, and therefore were not included in the purchase price. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. The results of Cálculo’s operations have been included in the consolidated financial statements since September 2019.

The following table summarizes the fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$47
Intangible assets	1,037
Goodwill	622
Total assets acquired, net of acquired cash	$1,706

f.	Acquisition of Adaptik Corporation Inc. (“Adaptik”)

On March 7, 2018, Sapiens completed the acquisition of all of the share capital of Adaptik, a New-Jersey company engaged in the development of software solutions for P&C insurers, (including policy administration, rating, billing, customer and task management and product design), for total cash consideration of $18,179 (of which $17,979 was paid in March 2018 and $200 will be paid in March 2022). In addition, the seller may be entitled to performance-based payments relating to achievement of revenue targets over three years (2018-2020) of up to $3,700, of which $1,300 was paid during 2019 and additional $1,355 was paid during 2020. Such payment entitlements are subject to continued employment and therefore were not included in the purchase price. Acquisition-related costs were approximately $300. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. The result of Adaptik’s operations have been included in the consolidated financial statements since March 2018.

The following table summarizes the estimated fair values of the acquired assets and liabilities as of the acquisition date:

Net liabilities excluding cash acquired	$(2,817)
Intangible assets	12,936
Deferred taxes	(3,528)
Goodwill	11,468
Total assets acquired, net of acquired cash	$18,059

iii.	Magic Software

a.	Acquisition of Aptonet Inc (“Aptonet”)

On May 7, 2020, Magic Software acquired all of the share capital of Aptonet, a U.S.-based services company, specializes in IT staffing and recruiting, for a total consideration of $ 4,663, of which $ 3,663 was paid upon closing and the remaining $ 1,000 will be paid in two equal installments, at the end of the 6- and 12-months periods following the closing date. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. The results of Aptonet operations have been included in the consolidated financial statements since May 1, 2020.

The goodwill from the acquisition of Aptonet is primarily attributable to potential synergy with Magic Software U.S. IT staffing operations, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

The following table summarizes the provisional fair values of the assets acquired and liabilities at the date of acquisition:

Net assets, excluding cash acquired	$529
Intangible assets, net	1,556
Goodwill	1,785
Total assets acquired, net of acquired cash	$3,870

b.	Acquisition of Stockell Information Systems, Inc (“Stockell”)

On September 2, 2020, Magic Software acquired all of the share capital of Stockell, a U.S.-based services company, specializing in IT staffing and recruiting, for a total consideration of $ 7,714, of which $ 6,265 was paid upon closing and the remaining $ 1,449 due 12 months following the closing date. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. The results of Stockell’s operations have been included in the consolidated financial statements since September 1, 2020.

The goodwill from the acquisition of Stockell is primarily attributable to potential synergy with Magic Software U.S. IT staffing operations, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

The following table summarizes the provisional estimated(1) fair values of the assets acquired and liabilities at the date of acquisition:

Net assets	$1,051
Intangible assets, net	2,616
Goodwill	4,047
Total assets acquired	$7,714

(1)	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2020 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

c.	Acquisition of Mobisoft Ltd (“Mobisoft”) and Magic Hands B.V (“Magic Hands”)

On July 1, 2020 and in June 2020 Magic Software acquired 70% of the outstanding share capital of Mobisoft and all the outstanding share capital of Magic Hands., respectively. The acquisition of both Mobisoft and Magic Hands individually and in the aggregate, was not material. The aggregate consideration paid for the acquisition of both Mobisoft and Magic Hands was $ 11,340. Magic Software and the seller of Mobisoft both hold mutual options to purchase and sell (respectively) the remaining 30% interest in Mobisoft which may be exercised during the three-year period beginning following the third-year anniversary of the acquisition. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. Acquisition related costs were immaterial. Mobisoft and Magic Hands results of operations were included in the consolidated financial statements of the Company since their respective acquisition dates.

The following table summarizes the aggregated estimated fair values of the assets acquired and liabilities at each of the dates of acquisition:

Net assets, excluding cash acquired	$1,069
Intangible assets, net	4,553
Goodwill	5,718
Total assets acquired, net of acquired cash	$11,340

d.	Acquisition of NetEffects Inc. (“NetEffects”)

On July 1, 2019, Magic Software acquired a all of the share capital of NetEffects, a U.S based services company, engaged in IT staffing and recruiting services, for a total consideration of $12,500, of which $9,400 was paid upon closing, $1,550 was paid during 2020 and the remaining $1,550 will be paid in two installments following the second and third year anniversary of the acquisition. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. The results of operations were included in the consolidated financial statements of the Group commencing July 1, 2019.

The goodwill from the acquisition of NetEffects is primarily attributable to potential synergy with Magic Software’s U.S. IT staffing’ operations, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$91
Intangible assets	8,716
Goodwill	3,526
Total assets acquired net of acquired cash	$12,333

e.	Acquisition of PowWow Inc. (“PowWow”)

On April 1, 2019 Magic Software acquired all of the share capital of PowWow, creator of SmartUX™, a leading Low-Code development platform for, mobilizing and modernizing enterprise applications, for a total consideration of $8,443 (net of acquired cash). Total consideration includes an estimated deferred consideration of $2,040 contingent upon PowWow meeting various revenue targets over three years (2020-2022). During 2020, Magic Software reversed the entire contingent amount as its management estimates that PowWow will not meet its revenue targets. Acquisition related costs amounted to $980. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. The results of operations were included in the consolidated financial statements of the Group commencing April 1, 2019.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(1,557)
Intangible assets	2,855
Goodwill	7,145
Total assets acquired net of acquired cash	$8,443

f.	Acquisition of OnTarget Group Inc (“OnTarget”).

On February 28, 2019, Magic Software acquired all of the share capital of OnTarget, a U.S.-based services company, specializes in outsourcing of software development services, for a total consideration of $12,456. Total consideration consists of $6,000 which was paid upon closing and the remaining amount constitutes a deferred payment contingent upon OnTarget meeting future operating results over four years (2019-2022). During 2020, Magic Software paid an amount of $1,000 with respect to the contingent consideration. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. Acquisition related costs were immaterial. OnTarget results of operations were included in the consolidated financial statements of the Company commencing March 1, 2019.

The goodwill from the acquisition of OnTaret is primarily attributable to potential synergy with Magic Software’s operations, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$444
Intangible assets	4,908
Deferred taxes	(1,276)
Goodwill	8,380
Total assets acquired net of acquired cash	$12,456

g.	On October 1, 2019 Magic Software acquired 30% of the share capital of Infinigy Solutions LLC (“Infinigy”), increasing its share capital interest from 70% to 100%, for a total cash consideration of $4,393, which was paid upon closing. Infinigy is U.S.-based services company focused on expanding the development and implementation of technical solutions which deliver design-driven turnkey solutions, combining Architecture and Engineering, or A&E design project management and general contracting competencies, across the wireless communications industry.

iv.	Matrix

a.	Acquisition of Gestetnertec Ltd. (“Gestetnertec”)

On July 9, 2020, Matrix acquired 51% of the share capital of Gestetnertec, an Israeli-based company and a provider of comprehensive solutions in the area of printing, document production services including, among other things, three-dimensional model printing solutions, for a total consideration of approximately NIS 49,853 million (or $14,475), or NIS 31,576 (approximately $9,169) net of acquired cash. In addition, Matrix and the sellers hold mutual call and put options, respectively, for the remaining 49% interest in Gestetnertec. The fair value of the put option measured on the acquisition date amounted to NIS 61,238 (approximately $17,781). Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. The results of Gestetnertec’s operations have been included in the consolidated financial statements since July 1, 2020.

The goodwill from the acquisition of Gestetnertec is primarily attributable to potential synergy with Matrix operations, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

The following table summarizes the provisional estimated(1) fair values of the assets acquired and liabilities at the date of acquisition:

Net assets excluding cash acquired	$12,746
Short-term bank credit	(10,598)
Non-controlling interest	(135)
Liability to acquire non-controlling interests (put option)	(17,781)
Intangible assets, net	16,337
Deferred taxes	(4,021)
Goodwill	12,621
Total assets acquired net of acquired cash	$9,169

(1)	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2020 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

b.	Acquisition of RightStar Inc. (“RightStar”)

On November 16, 2020, Matrix acquired all of the share capital of RightStar. a U.S. based company and a seller and an integrator of BMC and Atlassian Jira solutions, for a total consideration of approximately $3,566 (or ($0.1) million net of acquired cash), of which $3,040 was paid in cash and $526 thousands was paid on January 15, 2021. Sellers may also be entitled to a contingent consideration, estimated as of the acquisition date at $1,032, upon RightStar meeting various operating profit targets. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. The results of RightStar’s operations have been included in the consolidated financial statements since November 2020.

The goodwill from the acquisition of RightStar is primarily attributable to potential synergy with Matrix U.S. operations, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

The following table summarizes the provisional estimated (1) fair values of the assets acquired and liabilities at the date of acquisition:

Net liabilities excluding cash acquired	$(763)
Contingent liability in respect of business combinations	(1,077)
Intangible assets, net	354
Deferred taxes	(95)
Goodwill	922
Total liabilities acquired net of acquired cash	$(659)

(1)	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2020 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

c.	In January 2020, Matrix acquired 40% of the share capital of Network Infrastructure Technologies (NIT), increasing its share capital interest from 60% to 100%, for a total cash consideration of $4,500, which was paid upon closing.

d.	Acquisition of Techtop Ltd. (“TechTop”)

On May 7, 2019, Matrix purchased the net assets of Techtop, (meeting the definition of a business) for a cash consideration of NIS 17,087 (approximately $4,764). TechTop is a leasing Israeli supplier of professional sound and systems. As part of the purchase price allocation, the excess of the purchase price paid over the value of net assets acquired in the amount of NIS 8,602 (approximately $2,398) was allocated to goodwill. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. Techtop results of operations were included in the consolidated financial statements of the Company commencing April 1, 2019.

e.	Acquisition of Medatech Information Technologies Ltd. (“Medatech Technologies”)

On February 20, 2019, Matrix acquired all the share capital of Medatech Technologies, an Israeli-based company and a leading system integrator with many years of experience in distributing and implementing Priority ERP software, for NIS 85,000 (approximately $23,500) or NIS 77,753 (approximately $21,496) net of acquired cash. On April 7, 2019, Matrix acquired additional 25% of the issued and outstanding share capital of Medatech Systems Inc., (“Medatech Systems”) a subsidiary of Medatech Technologies, for NIS 5,175 (approximately $1,443) or NIS 2,007 (approximately $560) net of acquired cash. Resulting from the acquisition, Medatech Technologies interest in the issued and outstanding share capital of Medatech Systems increased to 75%. Matrix and the seller both hold mutual options to purchase and sell (respectively) 5% of the remaining share capital of Medatech Systems at the end of the second-year anniversary following the acquisition. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. Medatech results of operations were included in the consolidated financial statements of the Company commencing March 1, 2019.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$2,340
Intangible assets	7,553
Deferred taxes	(2,276)
Credit from banks and others	(5,550)
Non-controlling interests	(434)
Goodwill	20,423
Total assets acquired net of acquired cash	$22,056

f.	Acquisition of Dana Engineering Ltd. (“Dana Engineering”)

On February 6, 2019, Matrix acquired 80% of the issued and outstanding share capital of Dana Engineering, an Israeli-based company providing project management services in the field of national infrastructure in Israel, for total cash consideration of NIS 52,000 (approximately $14,370). Matrix and the seller hold mutual options to purchase and sell (respectively) the remaining 20% interest in Dana Engineering which may be exercised following the second-year anniversary of the acquisition. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. Dana Engineering results of operations were included in the consolidated financial statements of the Company commencing February 1, 2019.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$(9,270)
Intangible assets	5,311
Deferred taxes	(1,138)
Non-controlling interests	(5,235)
Goodwill	9,746
Total assets acquired net of acquired cash	$(586)

g.	Acquisition of Noah Technologies Ltd. (“Noah Technologies”)

On November 13, 2018, Matrix acquired all the share capital of Noah Technologies, an Israeli based company providing engineering solutions, computerized catalogs and IT professional services, for approximately NIS 6,090 (approximately $1,651) in cash or NIS 4,251 (approximately $1,152) net of acquired cash. In accordance with the purchase agreement the seller may also be entitled to receive performance-based payments capped at NIS 4,000 (approximately $1,084), estimated on the date of the acquisition at NIS 3,089 (approximately $837), relating to achievement of certain profitability targets for the years 2019-2021. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. Noah Technologies results of operations were included in the consolidated financial statements of the Company commencing December 1, 2018.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(475)
Intangible assets	781
Deferred taxes	(171)
Goodwill	1,854
Total assets acquired net of acquired cash	$1,989

h.	Acquisition of Integrity Software 2011 Ltd. (“Integrity Software”)

On July 30, 2018, Matrix acquired 65% of the share capital of Integrity Software, an Israeli-based company providing software solutions to the enterprise sector in Israel in the fields of software security, IT infrastructure and virtualization, for approximately NIS 9,000 (approximately $2,454) in cash or NIS 4,881 (approximately $1,331) net of acquired cash. In accordance with the purchase agreement the seller may also be entitled to receive performance-based payments capped at NIS 4,000 (approximately $1,091), estimated on the date of the acquisition at NIS 823 (approximately $224), contingent upon the seller meeting certain profitability targets during the years 2019-2021. Matrix and the seller both hold mutual options to purchase and sell (respectively) 10% of the remaining share capital of Integrity. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. Integrity Software results of operations were included in the consolidated financial statements of the Company commencing August 1, 2018.

Net liabilities excluding cash acquired	$(1,130)
Intangible assets	1,316
Deferred taxes	(303)
Non-controlling interests	(318)
Goodwill	1,990
Total assets acquired net of acquired cash	$1,555

i.	Acquisition of Cambium (2014) Ltd. (“Cambium”)

On July 25, 2018, Matrix acquired 55% of the share capital of Cambium for a total consideration of NIS 3,126 in cash (approximately $860) or NIS 2,729 net of acquired cash (approximately $750 net of acquired cash). Matrix and the seller hold mutual options to purchase and sell (respectively) 15% of the remaining share capital of Cambium. Due to the put option, the Group recorded a financial liability in an amount of NIS 870 (approximately $239) as of the acquisition date. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. Cambium results of operations were included in the consolidated financial statements of the Company commencing August 1, 2018.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(8)
Intangible assets	365
Deferred taxes	(84)
Non-controlling interests	(238)
Goodwill	715
Total assets acquired net of acquired cash	$750

j.	Acquisition of Pleasant Valley Business Solutions, LLC. (“PVBS”)

On March 13, 2018 Matrix acquired all of the share capital of PVBS, a U.S company, for cash consideration of approximately $7,590 (or $5,490 net of acquired cash). In accordance with the purchase agreement the seller may also be entitled to receive performance-based payments, estimated on the date of the transaction at $2,819, contingent upon the seller meeting certain profitability targets measured over three years (2018-2020) and up to a total additional consideration of $6,500. In accordance with PVBS results of operations, sellers were entitled to a total additional consideration with respect to the year 2018-2020 of $1,833 of which $670 thousands were paid in 2021. PVBS is engaged in the implementation and assimilation of ERP systems for U.S government suppliers. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. PVBS results of operations were included in the consolidated financial statements of the Company commencing April 1, 2018.

The following table summarizes the estimated fair values of the assets acquired and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(793)
Intangible assets	1,809
Deferred taxes	(499)
Goodwill	7,792
Total assets acquired net of acquired cash	$8,309

k.	Acquisition of Alius Group Inc (“Alius”)

On January 18, 2018, Matrix acquired 50.1% of the share capital of Alius, a U.S.-based company headquartered in New York, for a total cash consideration of approximately $6,241. Total consideration consists of $3,241 paid in cash at closing ($2,960 net of acquired cash) with the remaining $3,000 to be paid at the end of the second-year anniversary following the acquisition. Under the terms of the acquisition, Matrix and the seller held mutual options to purchase and sell (respectively) the remaining shares within two years following the closing date.

On November 25, 2018, Matrix acquired the remaining 49.9% of the share capital of Alius for additional and final consideration of $13,802. Alius is a global consulting financial firm that provides advisory services in the area of regulatory, risk and compliance in the U.S financial markets. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. Alius Group results of operations were included in the consolidated financial statements of the Company commencing February 1, 2018.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(4)
Intangible assets	2,986
Deferred taxes	(806)
Goodwill	14,190
Total assets acquired net of acquired cash	$16,366

v.	Michpal

a.	Acquisition of Liram Financial Software Ltd. (“Liram”)

On May 17, 2020, Michpal acquired 70% of the share capital of Liram, an Israeli-based company and a provider of proprietary integrated specialized solutions in the field of financial accounting, taxation and compliance, for a total cash consideration of NIS 15,260 (approximately $4,319). In addition, Michpal and the seller hold mutual call and put options, respectively, for the remaining 30% interest in Liram. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. Liram results of operations were included in the consolidated financial statements of the Company commencing May 1, 2020.

The following table summarizes the provisional(1) estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities	$(751)
Non-controlling interest	(821)
Intangible assets	4,529
Deferred tax liability	(1,042)
Goodwill	2,404
Total assets acquired	$4,319

(1)	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2020 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

b.	Acquisition of Unique Software Industries Ltd.

In November 2019, Michpal acquired all of the share capital of Unique Software Industries Ltd. (“Unique”), an Israeli-based company and a provider of integrated solutions in the field of payroll, including pay-stubs, pension services management, education funds management, and software solutions for managing employee attendance, for a total cash consideration of NIS 48,650 (approximately $14,049) or NIS 44,945 (approximately $12,979) net of acquired cash. In accordance with the purchase agreement the seller may also be entitled to receive a performance-based payment capped at NIS 12,218 (approximately $3,528), estimated on the date of the acquisition at NIS 9,736 (approximately $2,811), subject to certain milestones to be met by Unique over the following 4 years from the acquisition date. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. Unique results of operations were included in the consolidated financial statements of the Company commencing November 1, 2019.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$(244)
Intangible assets	8,425
Deferred tax liability	(1,938)
Goodwill	9,547
Total assets acquired net of acquired cash	$15,790

c.	Acquisition of Effective Solutions Ltd.

In November 2018, Michpal acquired 80% of the issued and outstanding share capital of Effective Solutions Ltd., an Israeli based service provider engaged in consulting services in the fields of operational cost savings and procurement, as well as salary control and monitoring, for a total cash consideration of NIS 24,000 (approximately $6,516). In addition, Michpal and the seller hold mutual call and put options, respectively, for the remaining 20% interest in Effective Solutions. Due to the put option, a financial liability was recorded in an amount of NIS 3,028 (approximately $808) as of the acquisition date. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. Effective Solutions results of operations were included in the consolidated financial statements of the Company commencing November 1, 2018.

The following table summarizes the fair values of the assets acquired and liabilities at the date of acquisition:

Net assets	$692
Non-controlling interests	(320)
Intangible assets	739
Deferred tax liability	(170)
Goodwill	5,232
Total assets acquired net of acquired cash	$6,173